Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CALVERT SOCIAL INDEX SERIES INC
Prospectus Date	rr_ProspectusDate	Jul. 13, 2012
Document Creation Date	dei_DocumentCreationDate	Jun. 29, 2012